Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Commitments And Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations

The following table summarizes the Company’s contractual obligations as of September 30, 2021 and the effects that such obligations are expected to have on its liquidity and cash flows in future periods (in thousands):

		Years Ended December 31,
	Total	2021	2022 and 2023	2024 and 2025	Thereafter
Operating lease commitments	$84,331	$3,360	$27,262	$24,915	$28,794
Purchase obligations	40,680	4,520	12,160	12,000	12,000
Total	$125,011	$7,880	$39,422	$36,915	$40,794